Secured or Guaranteed Bank Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	$ 242,500	¥ 1,683,676	¥ 276,000
Long-term bank and other borrowings (including current portion)		307,524	142,224
Unsecured Borrowing
Debt Instrument [Line Items]
Short-term borrowings		143,676	215,000
Long-term bank and other borrowings (including current portion)		128,107	103,690
Guaranteed by restricted cash | Short-term bank borrowings 1
Debt Instrument [Line Items]
Short-term borrowings		1,520,000	50,000
Secured by a subsidiary building | Short-term bank borrowings 2
Debt Instrument [Line Items]
Short-term borrowings			11,000
Secured by a subsidiary building | Long-term bank and other borrowings, (including current portion) 2
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)		1,600	4,800
Guaranteed by noncontrolling shareholder of Aipu Group | Short-term bank borrowings 2
Debt Instrument [Line Items]
Short-term borrowings		20,000
Guaranteed by noncontrolling shareholder of Aipu Group | Long-term bank and other borrowings, (including current portion) 1
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)			16,956
Secured by a subsidiary's computer and network equipment | Long-term bank and other borrowings, (including current portion) 3
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)		13,817	¥ 16,778
Secured by a Subsidiary's Construction-in-Progress | Long-term Bank and Other Borrowings (Including Current Portion) 4
Debt Instrument [Line Items]
Long-term bank and other borrowings (including current portion)		¥ 164,000